United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2782
(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/10

Date of Reporting Period:  Quarter ended 12/31/09

Item 1.                      Schedule of Investments

Federated High Income Bond Fund, Inc.

Portfolio of Investments

December 31, 2009 (unaudited)

Principal Amount or Shares			Value
		CORPORATE BONDS – 97.6%
		Aerospace/Defense – 2.5%
$2,900,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	2,885,500
3,050,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	2,737,375
3,000,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	2,598,750
1,875,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	1,171,875
4,100,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	4,146,125
1,125,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013	1,141,875
1,975,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	1,982,406
3,175,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	3,202,781
1,525,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	1,425,875
1,922,086	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	1,787,540
2,875,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	2,925,313
		TOTAL	26,005,415
		Automotive – 3.7%
950,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	1,034,313
475,000	[1,2]	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/2017	484,500
2,975,000	[3,4]	Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	773,500
5,525,000		Ford Motor Credit Co., Floating Rate Note — Sr. Note, 3.034%, 1/13/2012	5,145,156
5,175,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	5,228,375
1,050,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	1,059,491
1,400,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	1,438,823
4,550,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	4,765,697
4,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	4,261,237
1,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	1,033,573
9,550,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	2,435,250
1,100,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	1,133,000
1,025,000	[1,2]	TRW Automotive, Inc., Sr. Note, Series 144A, 8.875%, 12/1/2017	1,071,125
3,225,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	3,269,344
5,575,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	5,407,750
		TOTAL	38,541,134
		Building Materials – 1.2%
200,000	[1,2]	Associated Materials, Inc., Sr. Secd. Note, 9.875%, 11/15/2016	212,000
2,375,000		Goodman Global Holdings, Inc., Company Guarantee, 13.50%, 2/15/2016	2,639,219
4,800,000	[1,2]	Goodman Global Holdings, Inc., Sr. Disc. Note, 12.481%, 12/15/2014	2,748,000
250,000		Interface, Inc., Sr. Secd. Note, 11.375%, 11/1/2013	280,625
1,205,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	1,162,825
2,450,000	[1,2]	Norcraft Holdings LP, Sr. Secd. Note, Series 144A, 10.50%, 12/15/2015	2,523,500
954,222		Nortek Holdings, Inc., Sr. Secd. Note, 11.00%, 12/1/2013	1,001,933
2,025,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	2,035,125
		TOTAL	12,603,227
		Chemicals – 2.9%
775,000	[1,2]	Ashland, Inc., Sr. Unsecd. Note, 9.125%, 6/1/2017	852,500
3,550,000	[1,3,4]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	3,780,750
1,325,000	[1,2]	Compass Minerals International, Inc., Sr. Note, Series 144A, 8.00%, 6/1/2019	1,371,375
5,275,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	5,195,875
2,225,000	[1,2]	Huntsman International LLC, Company Guarantee, Series 144A, 5.50%, 6/30/2016	1,985,812

Principal Amount or Shares			Value
$1,700,000	[1,2]	Koppers Holdings, Inc., Company Guarantee, Series 144A, 7.875%, 12/1/2019	1,725,500
2,163,000		Nalco Co., Sr. Disc. Note, 9.00%, 2/1/2014	2,217,075
1,075,000	[1,2]	Nalco Co., Sr. Note, 8.25%, 5/15/2017	1,147,563
5,825,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	6,028,875
1,475,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	1,543,219
1,925,000	[1,2]	Terra Capital, Inc., Sr. Note, Series 144A, 7.75%, 11/1/2019	2,069,375
1,900,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	1,750,757
1,175,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,051,371
		TOTAL	30,720,047
		Construction Machinery – 0.5%
3,950,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	3,974,687
1,075,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	1,174,438
		TOTAL	5,149,125
		Consumer Products – 5.7%
5,250,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	5,289,375
2,982,378		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	2,341,167
2,725,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	2,731,813
4,050,000		Central Garden & Pet Co., Company Guarantee, 9.125%, 2/1/2013	4,125,938
1,725,000	[1,2]	Easton Bell Sports Inc., Sr. Secd. Note, Series 144A, 9.75%, 12/1/2016	1,796,156
5,700,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	5,714,250
1,100,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	1,141,250
6,375,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	6,614,062
4,825,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	4,873,250
4,750,000		School Specialty, Inc., Conv. Bond, 3.75%, 8/1/2023	4,714,612
2,100,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	2,346,750
4,975,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	4,999,875
3,700,000		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	3,644,500
8,523,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	8,799,997
		TOTAL	59,132,995
		Energy – 5.0%
3,475,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	2,910,312
4,375,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	4,243,750
2,225,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	2,236,125
1,825,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	1,866,063
3,075,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	3,390,187
850,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	847,875
525,000	[1,2]	Cie Generale de Geophysique, Sr. Note, Series 144A, 9.50%, 5/15/2016	564,375
2,100,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,094,750
2,525,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	2,502,906
1,450,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,555,125
2,850,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	2,828,625
1,350,000	[1,2]	Forest Oil Corp., Sr. Note, 8.50%, 2/15/2014	1,417,500
4,475,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	4,407,875
1,850,000	[1,2]	Linne Energy LLC, Note, Series 144A, 11.75%, 5/15/2017	2,085,875
3,625,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, Series 144A, 9.50%, 12/15/2016	3,561,562
1,725,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	1,630,125
1,475,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	1,334,875
1,850,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	1,839,677
1,775,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,752,813

Principal Amount or Shares			Value
$1,100,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	1,130,250
2,125,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	2,172,813
1,600,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	1,652,000
1,625,000	[1,2]	Sandridge Energy, Inc., Company Guarantee, 8.00%, 6/1/2018	1,604,688
1,400,000	[1,2]	Sandridge Energy, Inc., Sr. Unsecd. Note, 9.875%, 5/15/2016	1,480,500
1,200,000		Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	1,278,000
		TOTAL	52,388,646
		Entertainment – 0.7%
3,325,000	[1,2]	Cinemark, Inc., Company Guarantee, Series 144A, 8.625%, 6/15/2019	3,474,625
3,325,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	0
750,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	783,750
1,625,000	[1,2]	Universal City Development Partners Ltd., Sr. Note, Series 144A, 8.875%, 11/15/2015	1,598,594
1,000,000	[1,2]	Universal City Development Partners Ltd., Sr. Sub. Note, Series 144A, 10.875%, 11/15/2016	1,007,500
		TOTAL	6,864,469
		Environmental – 0.1%
1,025,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	1,234,484
		Financial Institutions – 3.1%
3,086,000	[1,2]	General Motors Acceptance Corp. LLC, Note, 7.00%, 2/1/2012	3,070,570
13,893,000	[1,2]	General Motors Acceptance Corp. LLC, Note, Series 144A, 6.875%, 9/15/2011	13,823,535
3,122,000	[1,2]	General Motors Acceptance Corp. LLC, Note, Series 144A, 8.00%, 11/1/2031	2,841,020
3,850,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	3,219,563
3,050,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	3,259,687
7,125,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	6,501,562
		TOTAL	32,715,937
		Food & Beverage – 5.2%
5,350,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	5,537,250
3,025,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.781%, 2/1/2015	2,783,000
247,925		B&G Foods, Inc., Company Guarantee, Sr. Sub. Note, 12.00%, 10/30/2016	787,162
4,200,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	4,294,500
975,000	[1,2]	Bumble Bee Capital Corp., Sr. Secd. Note, Series 144A, 7.75%, 12/15/2015	979,875
1,025,000		Constellation Brands, Inc., 8.375%, 12/15/2014	1,096,750
750,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	764,063
2,350,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	2,397,000
4,350,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	4,284,750
850,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	871,250
5,075,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	5,220,906
2,400,000	[1,2]	Michael Foods, Inc., Sr. Unsecd. Note, Series 144A, 9.75%, 10/1/2013	2,505,000
3,475,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	3,544,500
3,150,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	3,291,750
425,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 9.25%, 4/1/2015	433,500
6,850,000		Reddy Ice Group, Inc., Sr. Disc. Note, 10.50%, 11/1/2012	6,404,750
2,175,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	2,120,625
3,600,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	3,339,000
1,475,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	1,607,750
1,975,000		Tyson Foods, Inc., Sr. Unsecd. Note, 10.50%, 3/1/2014	2,266,312
		TOTAL	54,529,693
		Gaming – 6.3%
3,275,000	[1,2]	American Casino & Entertainment, Sr. Secd. Note, Series 144A, 11.00%, 6/15/2014	2,775,562
3,575,000	[1,2]	Ameristar Casinos, Inc., Sr. Unsecd. Note, 9.25%, 6/1/2014	3,726,937

Principal Amount or Shares			Value
$3,125,000	[1,2,3,4]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 11.00%, 6/15/2015	46,875
3,748,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	3,752,685
3,600,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	3,478,500
2,525,000	[1,2]	Harrah's Entertainment, Inc., Sr. Secd. Note, 11.25%, 6/1/2017	2,654,406
1,450,000	[1,2]	Harrah's Entertainment, Inc., Sr. Secd. Note, Series 144A, 11.25%, 6/1/2017	1,524,313
3,775,000	[1,3,4]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	21,234
5,200,000	[1,2]	Indianapolis Downs LLC/Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	3,406,000
943,929	[1,2]	Indianapolis Downs LLC/Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	317,396
4,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	3,867,187
400,000	[1,2]	MGM Mirage, Inc., 10.375%, 5/15/2014	436,000
4,000,000		MGM Mirage, Inc., Sr. Note, 5.875%, 2/27/2014	3,225,000
8,375,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	6,574,375
775,000	[1,2]	MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	862,188
775,000		MGM Mirage, Inc., Sr. Secd. Note, 13.00%, 11/15/2013	893,188
425,000		MGM Mirage, Inc., Sr. Sub. Note, 8.375%, 2/1/2011	404,813
1,900,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 11.375%, 3/1/2018	1,710,000
1,875,000	[1,2]	Peninsula Gaming, LLC, Sr. Secd. Note, Series 144A, 8.375%, 8/15/2015	1,879,687
2,650,000	[1,2]	Peninsula Gaming, LLC, Sr. Unsecd. Note, Series 144A, 10.75%, 8/15/2017	2,676,500
3,225,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	3,132,281
775,000	[1,2]	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 8.75%, 8/15/2019	796,313
2,750,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	2,585,000
3,700,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	3,142,114
3,675,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	2,811,375
2,400,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	2,175,000
1,175,000	[1,2]	Wynn Las Vegas LLC, 1st Mtg. Bond, Series 144A, 7.875%, 11/1/2017	1,195,563
3,525,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	3,423,656
1,825,000	[1,2]	Yonkers Racing Corp., 11.375%, 7/15/2016	1,925,375
		TOTAL	65,419,523
		Health Care – 9.9%
4,000,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	4,220,000
4,000,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	3,870,000
1,925,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	2,040,500
2,600,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	2,613,000
350,000	[1,2]	Bio Rad Laboratories, Inc., Sr. Sub., Series 144A, 8.00%, 9/15/2016	370,125
600,000		Biomet, Inc., Sr. Note, Series WI, 10.375%, 10/15/2017	654,000
8,625,000		Biomet, Inc., Sr. Sub. Note, 11.625%, 10/15/2017	9,573,750
4,250,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	3,591,250
1,425,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	1,574,625
3,100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,726,565
11,491,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	12,467,735
2,825,000	[1,2]	HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	3,058,062
7,575,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	8,152,594
500,000	[1,2]	HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	555,000
1,775,000		Inverness Medical Innovations, Inc., Sr. Note, 7.875%, 2/1/2016	1,748,375
2,800,000		Inverness Medical Innovations, Inc., Sr. Sub. Note, 9.00%, 5/15/2016	2,877,000
4,450,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	4,561,250
4,275,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	4,178,812
925,000	[1,2]	Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	876,438
725,000	[1,2]	Talecris Biotherapeutics Holdings Corp., Sr. Unsecd. Note, 7.75%, 11/15/2016	739,500

Principal Amount or Shares			Value
$5,175,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	5,304,375
1,525,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 3.859%, 6/1/2015	1,292,438
1,825,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	1,806,750
7,125,000		VWR Funding, Inc., Company Guarantee, Series WI, PIK,10.25%, 7/15/2015	7,445,625
1,375,000		Vanguard Health Holdings II, Company Guarantee, 11.25%, 10/1/2015	1,454,062
3,825,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	3,982,781
1,625,000		Ventas Realty LP, 6.50%, 6/1/2016	1,576,250
1,875,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,818,750
1,425,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	1,385,813
950,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	954,750
5,585,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	5,585,000
		TOTAL	103,055,175
		Industrial — Other – 4.8%
5,450,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	5,477,250
2,025,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	1,873,125
1,125,000	[1,2]	Aquilex Holdings, Sr. Note, Series 144A, 11.125%, 12/15/2016	1,127,813
5,175,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	2,813,906
1,875,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	1,926,563
2,400,000	[1,2]	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	2,547,000
1,825,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	1,786,219
1,225,000	[1,2]	ESCO Corp., Floating Rate Note — Sr. Note, 4.129%, 12/15/2013	1,122,406
1,150,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	1,150,000
896,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	963,200
2,275,000		General Cable Corp., Floating Rate Note — Sr. Note, 2.665%, 4/1/2015	2,033,281
2,700,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	2,666,250
1,300,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	1,304,875
2,975,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	3,004,750
1,200,000	[1,2]	JohnsonDiversay, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 11/15/2019	1,221,000
2,450,000	[1,2]	JohnsonDiversay, Inc., Sub. PIK Deb., Series 144A, 10.50%, 5/15/2020	2,474,500
5,025,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	4,849,125
1,875,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	1,743,750
3,025,000	[1,2]	Reliance Intermediate Holdings LP, 9.50%, 12/15/2019	3,164,906
3,225,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	3,337,875
3,600,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	3,694,500
		TOTAL	50,282,294
		Lodging – 0.9%
1,475,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	1,491,594
3,450,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	3,398,250
1,625,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,625,000
500,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	510,625
825,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	827,063
1,450,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	1,408,312
		TOTAL	9,260,844
		Media — Cable – 1.8%
725,000	[1,2]	CSC Holdings, Inc., Sr. Note, 8.50%, 4/15/2014	775,750
225,000		CSC Holdings, Inc., Sr. Unsecd. Note, 7.875%, 2/15/2018	234,000
5,023,638		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	5,940,452
4,275,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	4,488,750
600,000	[1,2]	Videotron Ltee, Company Guarantee, 9.125%, 4/15/2018	663,000

Principal Amount or Shares			Value
$750,000		Videotron Ltee, Company Guarantee, Series WI, 9.125%, 4/15/2018	828,750
1,175,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	1,154,437
4,125,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	4,449,844
		TOTAL	18,534,983
		Media — Non-Cable – 9.8%
5,315,197	[1,3,4]	Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	2,146,011
2,100,000	[1]	Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	1,441,125
200,000		Belo (A.H.) Corp., Sr. Note, 8.00%, 11/15/2016	206,500
475,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Sr. Note, Series 144A-A, 9.25%, 12/15/2017	486,875
1,925,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Sr. Note, Series 144A-B, 9.25%, 12/15/2017	1,992,375
5,152,000	[3,4]	Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	1,635,760
1,200,000	[3,4]	Dex Media, Inc., Discount Bond, 9.00%, 11/15/2013	309,000
7,775,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	7,862,469
3,975,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	3,095,531
1,050,000	[1,2]	Inmarsat Finance PLC, Company Guarantee, Series 144A, 7.375%, 12/1/2017	1,078,875
10,525,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	11,445,937
10,450,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	10,789,625
3,325,000		Interpublic Group Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	3,707,375
625,000		Lamar Media Corp., Company Guarantee, 9.75%, 4/1/2014	692,969
3,200,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	3,088,000
2,100,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	2,105,250
1,625,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	1,568,125
4,250,000	[1,2]	MDC Corporation Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	4,441,250
5,850,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	4,943,250
4,782,656	[1,2]	Newport Television LLC, Sr. Note, 13.00%, 3/15/2017	2,134,260
3,732,318	[1,2]	Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	2,822,565
1,400,000		Nexstar Broadcasting Group, Inc., Company Guarantee, PIK, 05/7.00%, 1/15/2014	1,058,750
1,950,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	1,789,125
2,000,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	2,245,000
3,825,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	4,317,469
1,900,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	1,947,500
1,725,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	1,729,313
1,775,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	1,779,438
1,500,000	[3,4]	R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	148,125
2,750,000	[3,4]	R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	271,563
3,800,000	[3,4]	R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	375,250
2,966,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	3,143,960
6,350,000	[3,4]	Readers Digest Association, Inc., Company Guarantee, 9.00%, 2/15/2017	103,188
6,800,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	6,910,500
4,210,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	3,710,062
525,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	580,781
5,225,000	[1]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	444,125
3,250,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	3,546,562
400,000	[1,2]	XM Satellite Radio, Inc., Sr. Secd. Note, 11.25%, 6/15/2013	432,000
		TOTAL	102,525,838
		Metals & Mining – 1.0%
2,975,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	22,967
2,400,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	18,000
1,675,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	1,836,639

Principal Amount or Shares			Value
$1,325,000		Teck Cominco Ltd., Sr. Secd. Note, 10.75%, 5/15/2019	1,590,000
4,650,000		Teck Resources Ltd., Sr. Secd. Note, 10.25%, 5/15/2016	5,440,500
1,100,000		Teck Resources Ltd., Sr. Secd. Note, 9.75%, 5/15/2014	1,274,625
		TOTAL	10,182,731
		Packaging – 2.7%
3,850,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	3,821,125
4,425,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	4,325,437
4,725,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	4,914,000
1,050,000	[1,2]	Crown Americas LLC, Sr. Unsecd. Note, 7.625%, 5/15/2017	1,094,625
2,450,000	[1,2]	Graham Packaging Co., Sr. Note, Series 144A, 8.25%, 1/1/2017	2,431,625
475,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	486,875
925,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.375%, 5/15/2016	959,688
4,350,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	4,491,375
3,575,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	3,673,313
725,000		Rock-Tenn Co., 9.25%, 3/15/2016	791,156
775,000	[1,2]	Sealed Air Corp., Sr. Note, 7.875%, 6/15/2017	826,666
		TOTAL	27,815,885
		Paper – 2.3%
1,550,000	[1,2]	Boise Cascade Corp., Sr. Note, Series 144A, 9.00%, 11/1/2017	1,613,937
975,000	[1,2]	Cascades, Inc., Sr. Note, 7.875%, 1/15/2020	994,500
775,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	868,969
4,675,000	[1,2]	Georgia-Pacific Corp., Company Guarantee, 8.25%, 5/1/2016	4,978,875
425,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	452,625
7,100,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	7,366,250
1,725,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	1,242,000
1,200,000	[1,2]	NewPage Corp., Sr. Secd. Note, Series 144A, 11.375%, 12/31/2014	1,218,000
3,200,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	1,636,000
1,750,000	[1,2]	Rock-Tenn Co., Sr. Note, Series 144A, 9.25%, 3/15/2016	1,909,687
1,300,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	1,439,047
		TOTAL	23,719,890
		Restaurants – 0.9%
2,525,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	2,632,313
4,550,000		NPC International, Inc., 9.50%, 5/1/2014	4,527,250
2,975,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 2.754%, 3/15/2014	2,465,531
		TOTAL	9,625,094
		Retailers – 4.4%
3,659,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	4,244,440
5,900,000		General Nutrition Center, Company Guarantee, 5.177%, 3/15/2014	5,531,250
2,400,000	[1,2]	Limited Brands, Inc., Sr. Note, Series 144A, 8.50%, 6/15/2019	2,622,000
475,000		Macy's Retail Holdings, Inc., 6.90%, 1/15/2032	415,625
600,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	549,000
1,100,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	973,500
850,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	752,250
5,775,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	3,580,500
2,350,000	[1,2]	Nebraska Book Co., Inc., Sr. Secd. Note, Series 144A, 10.00%, 12/1/2011	2,391,125
3,775,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	3,265,375
1,100,000		Penney (J.C.) Co., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,097,250
5,275,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	5,697,000
1,000,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	997,500

Principal Amount or Shares			Value
$6,625,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	6,558,750
4,725,000	[1,2]	Toys 'R' Us, Inc., Sr. Unsecd. Note, Series 144A, 10.75%, 7/15/2017	5,197,500
2,175,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	2,115,187
		TOTAL	45,988,252
		Services – 2.3%
4,325,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	4,146,594
350,000	[1,2]	Geo Group, Inc., 7.75%, 10/15/2017	360,062
6,200,000		KAR Holdings, Inc., 10.00%, 5/1/2015	6,665,000
6,900,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	7,245,000
5,975,000		West Corp., Sr. Note, 9.50%, 10/15/2014	6,094,500
		TOTAL	24,511,156
		Supermarkets – 0.1%
1,475,000		SUPERVALU, Inc., Sr. Unsecd. Note, 8.00%, 5/1/2016	1,504,500
		Technology – 6.3%
5,300,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	5,028,375
1,075,000	[1,2]	Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 12/15/2017	1,076,344
5,400,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	5,514,750
4,250,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	3,984,375
1,399,802		Freescale Semiconductor, Inc., Company Guarantee, PIK, 9.125%, 12/15/2014	1,244,074
4,275,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	3,943,687
2,550,000	[1,2]	GXS Worldwide Inc., Sr. Secd. Note, Series 144A, 9.75%, 6/15/2015	2,518,125
1,200,000	[1,2]	JDA Software Group, Inc., Sr. Note, 8.00%, 12/15/2014	1,230,000
725,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	560,969
4,100,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	3,961,625
4,575,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	4,872,375
2,675,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	2,601,438
1,250,000	[1,2]	Seagate Technology HDD Holdings, Sr. Secd. Note, 10.00%, 5/1/2014	1,387,500
2,503,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 5.790%, 4/1/2012	2,265,215
3,700,000	[1,2]	Stream Global Services, Inc., Sr. Secd. Note, Series 144A, 11.25%, 10/1/2014	3,760,125
700,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	774,375
5,200,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	5,356,000
5,875,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	6,286,250
4,050,000	[1,2]	Terremark Worldwide, Inc., Sr. Unsecd. Note, 12.00%, 6/15/2017	4,495,500
1,800,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	1,872,000
2,450,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	2,636,812
		TOTAL	65,369,914
		Textile – 0.3%
450,000		Hanesbrands, Inc., 8.00%, 12/15/2016	460,688
2,100,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	2,152,500
		TOTAL	2,613,188
		Tobacco – 0.1%
975,000	[1,2]	Alliance One International, Inc., Sr. Unsecd. Note, Series 144A, 10.00%, 7/15/2016	1,028,625
		Transportation – 1.5%
4,075,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	3,891,625
400,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, Series 144A, 11.625%, 10/1/2016	412,500
3,450,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	3,544,875
3,375,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	3,619,687
1,550,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	1,613,938

Principal Amount or Shares			Value
$2,500,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	2,418,750
		TOTAL	15,501,375
		Utility — Electric – 3.1%
4,350,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	3,795,375
6,875,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	5,878,125
1,050,000		Energy Future Holdings Corp., Company Guarantee, Series WI, 10.875%, 11/1/2017	863,625
1,328,089	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	1,261,675
3,725,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	3,743,625
4,975,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	4,993,656
3,400,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	3,329,569
7,300,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	5,949,500
2,725,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI-B, 10.25%, 11/1/2015	2,220,875
		TOTAL	32,036,025
		Utility — Natural Gas – 3.3%
4,600,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	4,623,000
650,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	653,250
4,925,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	4,669,841
5,150,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	4,944,000
1,100,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	1,122,000
775,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	800,188
5,025,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	4,987,312
850,000		MarkWest Energy Partners LP, Company Guarantee, 6.875%, 11/1/2014	807,500
4,175,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	4,321,125
3,047,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	3,168,880
1,225,000	[1,2]	Regency Energy Partners LP, Sr. Unsecd. Note, 9.375%, 6/1/2016	1,310,750
3,275,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,176,750
		TOTAL	34,584,596
		Wireless Communications – 4.6%
775,000		Crown Castle International Corp., 9.00%, 1/15/2015	829,250
325,000	[1,2]	Crown Castle International Corp., Sr. Secd. Note, 7.75%, 5/1/2017	347,750
2,050,000	[1,2]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	2,285,750
3,775,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	3,680,625
3,601,262	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	3,565,249
775,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	759,500
7,050,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	7,173,375
950,000		MetroPCS Wireless, Inc., Sr. Unsecd. Note, 9.25%, 11/1/2014	966,625
7,225,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	7,062,437
775,000	[1,2]	SBA Communications, Corp., 8.00%, 8/15/2016	813,750
775,000	[1,2]	SBA Communications, Corp., 8.25%, 8/15/2019	825,375
10,400,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	9,620,000
2,325,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	2,383,125
4,775,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	4,381,063
3,125,000	[1,2]	Wind Acquisition Finance SA, Sr. Note, 11.75%, 7/15/2017	3,429,688
		TOTAL	48,123,562
		Wireline Communications – 0.6%
3,850,000		Qwest Corp., Note, 8.875%, 3/15/2012	4,158,000
1,875,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	1,932,572
		TOTAL	6,090,572
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,037,453,750)	1,017,659,194

Principal Amount or Shares			Value
		COMMON STOCKS – 0.2%
		Building Materials – 0.2%
$45,998	[3]	Nortek Holdings, Inc.	1,609,930
		Consumer Products – 0.0%
3,192	[1,3,5]	Sleepmaster LLC	32
		Lodging – 0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media — Non-Cable – 0.0%
4,517	[3,5]	SUPERMEDIA, Inc.	189,015
46	[3,5]	Sullivan Graphics, Inc.	0
		TOTAL	189,015
		Metals & Mining – 0.0%
237,797	[1,3,5]	Royal Oak Mines, Inc.	5,343
		Other – 0.0%
746	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $15,118,076)	1,804,320
		WARRANT – 0.0%
		Media — Non-Cable – 0.0%
6,750	[3]	Sirius XM Radio Inc., Warrants (IDENTIFIED COST $1,348,981)	4,185
		PREFERRED STOCK – 0.2%
		Finance — Commercial – 0.2%
3,728	[1,2]	General Motors Acceptance Corp. Inc., Pfd., Series 144A, Annual Dividend 7.00% (IDENTIFIED COST $1,137,223)	2,457,451
		MUTUAL FUND – 0.1%
1,080,193	[6,7]	Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	1,080,193
		TOTAL INVESTMENTS — 98.1% (IDENTIFIED COST $1,056,138,223)[8]	1,023,005,343
		OTHER ASSETS AND LIABILITIES - NET — 1.9%[9]	19,781,858
		TOTAL NET ASSETS — 100%	$1,042,787,201
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2009, these restricted securities amounted to $288,866,605, which represented 27.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2009, these liquid restricted securities amounted to $281,027,985, which represented 26.9% of total net assets.
  Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at December 31, 2009, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	3/21/2005 - 2/15/2008	$5,184,312	$2,146,011
Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	2/6/2004	$2,100,000	1,441,125
CVC Claims Litigation LLC	3/26/1997 - 6/18/1997	$7,280,944	—
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	4/19/2006 - 5/12/2008	$3,472,053	3,780,750
Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	3/23/2006	$3,283,529	—
Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	11/5/2004 - 1/3/2008	$3,002,875	21,234
Motels of America, Inc.	8/30/1994	$117,506	—
Royal Oak Mines, Inc.	7/31/1998 - 2/24/1999	$26,419	5,343
Sleepmaster LLC	12/23/2004	$ —	32
WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	11/30/2004 - 11/3/2005	$5,217,938	444,125

3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Affiliated company.
7	7-Day net yield.
8	At December 31, 2009, the cost of investments for federal tax purposes was $1,052,414,388. The net unrealized depreciation of investments for federal tax purposes was $29,409,045. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $59,690,166 and net unrealized depreciation from investments for those securities having an excess of cost over value of $89,099,211.
9	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at December 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used, as of December 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$1,017,659,194	$ —	$1,017,659,194
Equity Securities:
Domestic	—	4,067,381	189,047	4,256,428
International	—	—	5,343	5,343
Warrant	—	4,185	—	4,185
Mutual Fund	1,080,193	—	—	1,080,193
TOTAL	$1,080,193	$1,021,730,760	$194,390	$1,023,005,343
    Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Corporate Bonds Securities	Investment in Equity-Domestic Securities	Investment in Equity International Securities
Balance as of April 1, 2009	$45,352	$32	$4,432
Change in unrealized appreciation (depreciation)	16,786,477	(5,214,726)	911
Net purchases (sales)	(140,575)	5,403,741	—
Realized gain (loss)	(16,741,129)	—	—
Transfer in and/or out of Level[3]	49,875	—	—
Balance as of December 31, 2009	$ —	$189,047	$5,343
The total change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2009.	$(8,404)	$(5,214,726)	$911
    The following acronym is used throughout this portfolio:
    PIK — Payment in Kind

  Item 2.                      Controls and Procedures

  (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 3.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated High Income Bond Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	February 17, 2010

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	February 17, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	February 17, 2010